Document and Entity Information	Jun. 07, 2023
Cover [Abstract]
Entity Registrant Name	PRIMEENERGY RESOURCES CORP
Amendment Flag	false
Entity Central Index Key	0000056868
Document Type	8-K
Document Period End Date	Jun. 07, 2023
Entity Incorporation State Country Code	DE
Entity File Number	0-7406
Entity Tax Identification Number	84-0637348
Entity Address, Address Line One	9821 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	735-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	PNRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false